SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of basic and diluted net income per share of common stock - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net income, as adjusted	$ (88,577,417)	$ 192,371	$ 794,950	$ 11,045,567
Redeemable
Numerator:
Allocation of net income, as adjusted	$ (71,126,651)	$ 135,463	$ 460,174	$ 8,836,454
Denominator:
Basic weighted average shares outstanding (in shares)	9,048,173	11,976,319	6,898,644	20,125,000
Diluted weighted average shares outstanding (in shares)	9,048,173	11,976,319	6,898,644	20,125,000
Basic net income per share of Common Stock (in dollars per share)	$ (7.86)	$ 0.01	$ 0.07	$ 0.44
Diluted net income per share of Common Stock (in dollars per share)	$ (7.86)	$ 0.01	$ 0.07	$ 0.44
Non-redeemable
Numerator:
Allocation of net income, as adjusted	$ (17,450,766)	$ 56,908	$ 335,609	$ 2,209,113
Denominator:
Basic weighted average shares outstanding (in shares)	2,219,949	5,031,250	5,031,250	5,031,250
Diluted weighted average shares outstanding (in shares)	2,219,949	5,031,250	5,031,250	5,031,250
Basic net income per share of Common Stock (in dollars per share)	$ (7.86)	$ 0.01	$ 0.07	$ 0.44
Diluted net income per share of Common Stock (in dollars per share)	$ (7.86)	$ 0.01	$ 0.07	$ 0.44